UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09123

AMIDEX Funds, Inc.
Exact name of registrant as specified in charter)

970 Rittenhouse Rd	Eagleville, Pa 19403
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, 4520 Main Street, suite 1425	Kansas City, MO 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code: 610 666-1330

Date of fiscal year end: 05/31/2018

Date of reporting period: 06/30/2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1 -4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

AMIDEX35 Israel Mutual Fund
Company Name	Symbol	CUSIP	Date
				Matter #	Matter	Proposed By	Vote casted	Vote	Management Vote
						issuer	Yes	For	For
						holder	No	Against	Against
								Abstain	Abstain
Strauss Group Ltd	STRS	6304115	09/26/16	1	Approve compensation policy for officers	issuer	Yes	Against	For
Strauss Group Ltd	STRS	6304115	09/26/16	2	Approve compensation of the Chairman	issuer	Yes	Against	For
Strauss Group Ltd	STRS	6304115	09/26/16	3	Approve compensation of CEO	issuer	Yes	Against	For
Strauss Group Ltd	STRS	6304115	09/26/16	4	Approve issuance of exemption letters	issuer	Yes	For	For
Strauss Group Ltd	STRS	6304115	09/26/16	5	Appoint Auditors and authorize their fees	issuer	Yes	For	For
Strauss Group Ltd	STRS	6304115	09/26/16	6	Re-elect officiating Directors	issuer	Yes	For	For
Strauss Group Ltd	STRS	6304115	09/26/16	7	Re-elect officiating Directors	issuer	Yes	For	For
Strauss Group Ltd	STRS	6304115	09/26/16	8	Re-elect officiating Directors	issuer	Yes	For	For
Bank Hapoalim BM	POLI IT	6075808	09/28/16	1	Re-elect external director	issuer	Yes	For	For
Bank Hapoalim BM	POLI IT	6075808	09/28/16	2	Re-elect officiating Directors	issuer	Yes	For	For
Israel Corp Ltd/The	ILCO IT	6889678	09/29/16	1	Re-elect external director	issuer	Yes	For	For
Azrieli Group	AZRG IT	B5MN1W0	10/06/16	1	Approve policy for executive compensation	issuer	Yes	For	For
Azrieli Group	AZRG IT	B5MN1W0	10/06/16	2	Approve to indemnity undertaking to D&O	issuer	Yes	For	For
Azrieli Group	AZRG IT	B5MN1W0	10/06/16	3	Approve compensation of CEO	issuer	Yes	Against	For
Azrieli Group	AZRG IT	B5MN1W0	10/06/16	4	Approve renewal of Chairperson service agreement	issuer	Yes	Against	For
First International Bank of Israel	FTIN	6123815	10/13/16	1	Re-elect officiating Directors	issuer	Yes	For	For
First International Bank of Israel	FTIN	6123815	10/13/16	2	Approve discussion of the financial statements	issuer	Yes	For	For
First International Bank of Israel	FTIN	6123815	10/13/16	3	Appoint Auditors and authorize their fees	issuer	Yes	For	For
First International Bank of Israel	FTIN	6123815	10/13/16	4	Re-elect external director	issuer	Yes	For	For
Bank Leumi Le-Israel BM	LUMI IT	6076425	11/03/16	1	Re-elect officiating Directors	issuer	Yes	For	For
Bank Leumi Le-Israel BM	LUMI IT	6076425	11/03/16	2	Re-elect external director	issuer	Yes	For	For
Bank Leumi Le-Israel BM	LUMI IT	6076425	11/03/16	3	Amend provisions of the Article of Association	issuer	Yes	For	For
Bank Leumi Le-Israel BM	LUMI IT	6076425	11/03/16	4	Amend provisions of the Article of Association	issuer	Yes	For	For
Bank Leumi Le-Israel BM	LUMI IT	6076425	11/03/16	5	Amend provisions of the Article of Association	issuer	Yes	For	For
Bank Leumi Le-Israel BM	LUMI IT	6076425	11/03/16	6	Approve to indemnity undertaking to D&O	issuer	Yes	For	For
Bank Leumi Le-Israel BM	LUMI IT	6076425	11/03/16	7	Approve compensation policy for officers	issuer	Yes	Against	For
Bank Leumi Le-Israel BM	LUMI IT	6076425	11/03/16	8	Approve compensation of the Chairman	issuer	Yes	Against	For
Bank Leumi Le-Israel BM	LUMI IT	6076425	11/03/16	9	Approve compensation of CEO	issuer	Yes	Against	For
First International Bank of Israel	FTIN	6123815	11/20/16	1	Approve compensation of the Chairman	issuer	Yes	Against	For
First International Bank of Israel	FTIN	6123815	11/20/16	2	Approve compensation of CEO	issuer	Yes	Against	For
Gazit Globe Ltd	GLOB	6585396	11/21/16	1	Approve compensation of CEO	issuer	Yes	Against	For
Gazit Globe Ltd	GLOB	6585396	11/21/16	2	Appoint Auditors and authorize their fees	issuer	Yes	For	For
Gazit Globe Ltd	GLOB	6585396	11/21/16	3	Re-elect officiating Directors	issuer	Yes	For	For
Gazit Globe Ltd	GLOB	6585396	11/21/16	4	Re-elect officiating Directors	issuer	Yes	For	For
Gazit Globe Ltd	GLOB	6585396	11/21/16	5	Re-elect officiating Directors	issuer	Yes	For	For
Gazit Globe Ltd	GLOB	6585396	11/21/16	6	Re-elect officiating Directors	issuer	Yes	For	For
Gazit Globe Ltd	GLOB	6585396	11/21/16	7	Re-elect officiating Directors	issuer	Yes	For	For
Gazit Globe Ltd	GLOB	6585396	11/21/16	8	Re-elect officiating Directors	issuer	Yes	For	For
Gazit Globe Ltd	GLOB	6585396	11/21/16	9	Re-elect external director	issuer	Yes	For	For
Gazit Globe Ltd	GLOB	6585396	11/21/16	10	Approve to indemnity undertaking to D&O	issuer	Yes	For	For
Gazit Globe Ltd	GLOB	6585396	11/21/16	11	Approve liability insurance for controlling shareholder	issuer	Yes	For	For
Delek Group Ltd	DELKG IT	6219640	03/16/17	1	Approve policy for executive compensation	issuer	Yes	For	For
Delek Group Ltd	DELKG IT	6219640	03/16/17	2	Approve to amend agreement with Mr. Bertfeld	issuer	Yes	Against	For
Verifone Systems Inc	PAY	92342Y109	03/23/17	1	Re-elect officiating Directors	issuer	Yes	For	For
Verifone Systems Inc	PAY	92342Y109	03/23/17	2	Approve restatement of equity incentive plan	issuer	Yes	For	For
Verifone Systems Inc	PAY	92342Y109	03/23/17	3	Approve compensation policy for officers	issuer	Yes	Against	For
Verifone Systems Inc	PAY	92342Y109	03/23/17	4	Approve compensation policy term for officers	issuer	Yes	For	For
Verifone Systems Inc	PAY	92342Y109	03/23/17	5	Appoint Auditors and authorize their fees	issuer	Yes	For	For
Azrieli Group	AZRG IT	B5MN1W0	04/27/17	1	Re-elect officiating Directors	issuer	Yes	For	For
Azrieli Group	AZRG IT	B5MN1W0	04/27/17	2	Re-elect officiating Directors	issuer	Yes	For	For
Azrieli Group	AZRG IT	B5MN1W0	04/27/17	3	Re-elect officiating Directors	issuer	Yes	For	For
Azrieli Group	AZRG IT	B5MN1W0	04/27/17	4	Re-elect officiating Directors	issuer	Yes	For	For
Azrieli Group	AZRG IT	B5MN1W0	04/27/17	5	Re-elect officiating Directors	issuer	Yes	For	For
Azrieli Group	AZRG IT	B5MN1W0	04/27/17	6	Re-elect officiating Directors	issuer	Yes	For	For
Azrieli Group	AZRG IT	B5MN1W0	04/27/17	7	Re-elect officiating Directors	issuer	Yes	For	For
Azrieli Group	AZRG IT	B5MN1W0	04/27/17	8	Appoint Auditors and authorize their fees	issuer	Yes	For	For
Azrieli Group	AZRG IT	B5MN1W0	04/27/17	9	Approve discussion of the financial statements	issuer	Yes	For	For
Azrieli Group	AZRG IT	B5MN1W0	04/27/17	10	Approve indemnity undertaking for controlling shareholders	issuer	Yes	For	For
Azrieli Group	AZRG IT	B5MN1W0	04/27/17	11	Approve indemnity undertaking for directors	issuer	Yes	For	For

SIGNATURES
[See General Instruction F]
 Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AMIDEX Funds, Inc.

By (Signature and Title)*	/s/ Cliff Goldstein

Date	July 11, 2017

*	Print the name and title of each signing officer under his or her signature.